Interest-Bearing Loans and Borrowings (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Nov. 15, 2016	May 10, 2016
Interest-bearing loans and borrowings [Abstract]
Short-term borrowings at reporting date ranges, descriptions	3.52% to 5.81% (31/12/2017: 2.48% to 4.52%) per annum.
Trust receipts	$ 18,189,000	$ 17,988,000
Loans from external party effective interest rate	12.00%
Secured term loan facility	$ 20,503,000
Secured term loan facility, Ternures	22 years
Secured term loan drawn down	$ 18,191,000	19,176,000
Secured term loan repaid, description	The term loan is to be repaid through 240 monthly installments of US$83,000 per month.
Contractual and effective interest rate ranges, descriptions	The contractual and effective interest rate ranges from 2.52% to 3.42% (31/12/2017: 2.55% to 2.88%) per annum.
Unsecured term loan drew down			$ 5,453,000	$ 5,453,000
Unsecured term loan facility	$ 10,906,000
Unsecured term loan facility, Ternures	36 months
Unsecured term loan facility contractual interest rate, description	The contractual interest rate is 6% per annum for the first year, follow by 7% per annum on the second year and 8% on the third year.
Unsecured term loan, minimum amount	$ 1,454,000
Venture debt term loan facility, description	The venture debt term loan facility of US$2,908,000 is unsecured and is repayable through 36 monthly instalments of US$48,713 commencing on 1 November 2015 to 1 September 2018, with the last instalment of US$1,115,000 on 28 December 2018. The contractual and effective interest rate is 3.40% (31/12/2017: 2.78%) per annum. On 28 December 2018, the venture debt term loan has been fully repaid.
Obligation under finance leases range, description	The average discount rate implicit in the leases range from 3.75% to 9.91% (31/12/2017: 3.75% to 9.91%) per annum.
Other borrowings short-term borrowings at reporting date ranges deccription	The contractual and effective interest rate on these short-term borrowings at reporting date ranges from 7.79% to 7.88% (31/12/2017: 7.06% to 7.50%) per annum.
Secured term loan and trust receipts	$ 18,189,000	17,988,000
Building with carrying amount	25,716,000	27,166,000
Leasehold land with carrying amount	$ 4,728,000	$ 5,022,000